LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Outstanding Debt

Total debt consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018
9.875%/11.500% Senior Secured PIK Toggle Notes, due June 2024	376,166	$—
7.875% Senior Notes, due June 2021	—	173,613
Credit facility	—	155,739
Notes payable—acquisition debt	—	92
Insurance and vehicle financing	790	1,294
Less deferred financing costs, net of accumulated amortization	(14,280)	(9,692)
Total debt	362,676	321,046
Less current maturities	(503)	(798)
Total long-term debt	$362,173	$320,248

Total debt consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Credit facility	$155,739	$153,423
7.875% Senior Notes, due June 2021	173,613	173,098
Notes payable—acquisition debt	92	304
Notes payable—acquisition non-competes	-	378
Insurance and vehicle financing	1,294	1,280
Less deferred financing costs, net of accumulated amortization	(9,692)	(9,788)
Total debt	321,046	318,695
Less current maturities	(798)	(1,002)
Total long-term debt	$320,248	$317,693

Schedule of Consolidated Interest Coverage Ratio

The Indenture includes financial covenants pursuant to which the Issuers will not permit:

•	the Operating Cash Flow Amount for the six months ending December 31, 2019 to be less than $20.0 million;
•

the ratio of the sum of the Operating Cash Flow Amount plus Cash Interest Expense to Cash Interest Expense, or the Consolidated Interest Coverage Ratio, for the nine months ended March 31, 2020 and the twelve months ending as of each date from June 30, 2020 onwards, as set forth below, to be less than:

March 31, 2020	0.40x
June 30, 2020	0.75x
September 30, 2020	1.00x
December 31, 2020	1.15x
March 31, 2021	1.25x
June 30, 2021	1.30x
September 30, 2021	1.35x
December 31, 2021	1.45x
March 31, 2022 and each quarter end thereafter	1.50x

Redemption Price Expressed as Percentage of Principal Amount

The Partnership may redeem the Senior Notes at any time, in whole or in part, at the redemption prices (expressed as percentages of the principal amount) set forth below, together with accrued and unpaid interest, if any, to the redemption date, if redeemed during the 12-month period beginning June 1 of the years indicated:

Year	Percentage
2018	101.969%
2019 and thereafter	100.000%